Summary of Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2015 USD ($)
Summary of Significant Accounting Policies [Line Items]
Balance as of June 30, 2014	$ (35,595)
Total unrealized gains (losses):
Included in earnings	(662,723)
Warrant recorded as derivative liability	(1,675,498)
Warrant reclassified to equity	2,342,039
Balance as of June 30, 2015	$ (31,777)